UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT COMPANY

Investment Company Act file number:    811-22057

Cohen & Steers Global Income Builder, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue

New York, NY 10017

Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    March 31, 2018

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

March 29, 2018 (Unaudited)*

		Number of Shares	Value
COMMON STOCK	119.3%
AUSTRALIA	1.1%
ELECTRIC—REGULATED ELECTRIC	0.3%
Spark Infrastructure Group(a)		383,104	$706,608

REAL ESTATE	0.8%
DIVERSIFIED	0.6%
Charter Hall Group(a)		63,439	280,814
Dexus Property Group(a)		95,573	688,196
GPT Group(a)		99,256	363,774

			1,332,784

INDUSTRIALS	0.2%
Goodman Group(a)		87,427	568,460

TOTAL REAL ESTATE			1,901,244

TOTAL AUSTRALIA			2,607,852

BELGIUM	0.0%
REAL ESTATE—RESIDENTIAL
Aedifica SA		1,167	107,408

BERMUDA	2.1%
FINANCIAL—INSURANCE
Everest Re Group Ltd. (USD)(b),(c)		18,640	4,787,125

BRAZIL	0.4%
RAILWAYS	0.1%
Rumo SA(d)		52,894	210,682

REAL ESTATE	0.2%
RETAIL	0.1%
BR Malls Participacoes SA		58,715	207,191

SHOPPING CENTERS	0.1%
Iguatemi Empresa de Shopping Centers SA		18,232	216,810

TOTAL REAL ESTATE			424,001

WATER	0.1%
Cia de Saneamento Basico do Estado de Sao Paulo		21,911	232,287

TOTAL BRAZIL			866,970

CANADA	4.3%
ENERGY—OIL & GAS	1.0%
Suncor Energy(b)		67,609	2,334,711

FINANCIAL—BANKS	1.4%
Bank of Nova Scotia/The		18,000	1,108,767
Royal Bank of Canada(b)		27,251	2,105,033

			3,213,800

		Number of Shares	Value
PIPELINES—C-CORP	1.5%
Enbridge		61,367	$1,930,058
Keyera Corp.		864	22,473
Pembina Pipeline Corp.		34,900	1,088,974
TransCanada Corp.		7,634	315,706

			3,357,211

REAL ESTATE	0.4%
OFFICE	0.2%
Allied Properties REIT		14,471	455,578

RESIDENTIAL	0.2%
Boardwalk REIT		16,907	580,954

TOTAL REAL ESTATE			1,036,532

TOTAL CANADA			9,942,254

CHINA	2.0%
INFORMATION TECHNOLOGY—INTERNET SOFTWARE & SERVICES	1.8%
Tencent Holdings Ltd. (HKD)(a),(b)		79,000	4,240,684

TOLL ROADS	0.2%
Jiangsu Expressway Co., Ltd., Class H (HKD)(a)		258,000	366,301

TOTAL CHINA			4,606,985

FRANCE	6.2%
CONSUMER STAPLES	0.9%
Danone SA(a),(b)		26,556	2,153,220

ENERGY—OIL & GAS	0.9%
Total SA(a),(b)		34,502	1,977,642

FINANCIAL—BANKS	1.0%
BNP Paribas(a),(b)		30,477	2,260,195

HEALTH CARE—PHARMACEUTICALS	0.8%
Sanofi(a)		22,647	1,817,196

INDUSTRIALS—AEROSPACE & DEFENSE	0.6%
Thales SA(a)		11,662	1,420,704

REAL ESTATE	0.2%
DIVERSIFIED	0.1%
Fonciere des Regions(a)		2,503	276,127

		Number of Shares	Value
OFFICE	0.1%
Gecina SA(a)		1,652	$286,674

TOTAL REAL ESTATE			562,801

TECHNOLOGY—SOFTWARE	0.6%
UbiSoft Entertainment SA(a),(d)		16,000	1,354,111

TOLL ROADS	1.2%
Eiffage SA(a)		7,720	879,240
Vinci SA(a),(b)		20,436	2,012,844

			2,892,084

TOTAL FRANCE			14,437,953

GERMANY	6.9%
AIRPORTS	0.3%
Fraport AG(a)		6,985	689,364

FINANCIAL	1.9%
BANKS	1.0%
Deutsche Bank AG(a),(b)		174,100	2,428,774

INSURANCE	0.9%
Allianz SE(a),(b)		9,178	2,074,753

TOTAL FINANCIAL			4,503,527

HEALTH CARE	1.6%
HEALTH CARE EQUIPMENT & SUPPLIES	0.7%
Siemens Healthineers AG, 144A(d),(e)		40,000	1,643,881

PHARMACEUTICALS	0.9%
Bayer AG(a),(b)		18,151	2,046,229

TOTAL HEALTH CARE			3,690,110

INDUSTRIALS—ELECTRICAL EQUIPMENT	0.5%
Siemens AG(a)		8,439	1,076,793

MATERIALS—CHEMICALS	1.1%
Linde AG(a),(b)		11,926	2,520,072

REAL ESTATE	0.8%
OFFICE	0.2%
Alstria Office REIT AG(a)		23,537	368,602

RESIDENTIAL	0.6%
ADO Properties SA, 144A(a),(e)		7,237	407,044
Deutsche Wohnen AG(a)		22,026	1,027,732

			1,434,776

TOTAL REAL ESTATE			1,803,378

		Number of Shares	Value
TECHNOLOGY—SOFTWARE	0.7%
SAP AG(a)		16,000	$1,679,708

TOTAL GERMANY			15,962,952

HONG KONG	2.4%
INVESTMENT COMPANY—DIVERSIFIED FINANCIALS	0.4%
CK Hutchison Holdings Ltd.(a)		83,005	997,327

PIPELINES—C-CORP	0.1%
Beijing Enterprises Holdings Ltd.(a)		37,500	197,478

REAL ESTATE	1.4%
DIVERSIFIED	1.0%
CK Asset Holdings Ltd.(a)		104,000	877,663
Hang Lung Properties Ltd.(a)		210,000	492,875
Sun Hung Kai Properties Ltd.(a)		63,404	1,006,409

			2,376,947

RETAIL	0.4%
Link REIT(a)		93,000	797,170

TOTAL REAL ESTATE			3,174,117

TELECOMMUNICATION SERVICES	0.4%
China Mobile Ltd.(a)		96,500	884,460

WATER	0.1%
Guangdong Investment Ltd.(a)		205,178	325,057

TOTAL HONG KONG			5,578,439

IRELAND	1.4%
INFORMATION TECHNOLOGY—IT CONSULTING & SERVICES
Accenture PLC, Class A (USD)(b)		21,500	3,300,250

ITALY	0.3%
COMMUNICATIONS—TOWERS
Infrastrutture Wireless Italiane S.p.A., 144A(a),(e)		94,367	747,334

JAPAN	10.5%
AUTOMOTIVE	0.8%
Toyota Motor Corp.(a),(b)		29,200	1,896,004

		Number of Shares	Value
CONSUMER DISCRETIONARY—MEDIA	0.7%
CyberAgent(a)		31,500	$1,636,693

FINANCIAL	2.7%
DIVERSIFIED FINANCIAL SERVICES	1.9%
Mitsubishi UFJ Financial Group(a),(b)		260,300	1,729,854
ORIX Corp.(a),(b)		146,500	2,625,421

			4,355,275

INSURANCE	0.8%
NKSJ Holdings(a),(b)		46,250	1,863,553

TOTAL FINANCIAL			6,218,828

INDUSTRIALS	1.9%
COMMERCIAL SERVICES & SUPPLIES	0.5%
Secom Co., Ltd.(a)		15,500	1,154,520

ELECTRICAL EQUIPMENT	1.4%
Fanuc Ltd.(a),(b)		6,500	1,672,795
Nidec Corp.(a),(b)		10,400	1,600,650

			3,273,445

TOTAL INDUSTRIALS			4,427,965

RAILWAYS	0.5%
Central Japan Railway Co.(a)		2,100	400,769
West Japan Railway Co.(a)		9,700	687,699

			1,088,468

REAL ESTATE	2.0%
DIVERSIFIED	1.7%
Activia Properties(a)		70	313,373
Hulic Co., Ltd.(a)		5,600	61,027
Invincible Investment Corp.(a)		379	175,333
Mitsui Fudosan Co., Ltd.(a),(b)		47,391	1,144,078
Nomura Real Estate Holdings(a)		14,500	340,478
Orix JREIT(a)		78	121,461
Sekisui House Ltd.(a),(b)		64,600	1,182,038
Tokyo Tatemono Co., Ltd.(a)		43,439	657,539

			3,995,327

INDUSTRIALS	0.1%
GLP J-REIT(a)		191	211,381

		Number of Shares	Value
RESIDENTIAL	0.1%
Daiwa House REIT Investment Corp.(a)		133	$321,580

RETAIL	0.1%
Japan Retail Fund Investment Corp.(a)		99	191,975

TOTAL REAL ESTATE			4,720,263

TECHNOLOGY—ELECTRONIC EQUIPMENT & INSTRUMENTS	1.3%
Kyocera Corp.(a),(b)		19,000	1,077,263
Sony Corp.(a),(b)		39,800	1,958,173

			3,035,436

TELECOMMUNICATION SERVICES	0.6%
KDDI Corp.(a)		52,400	1,349,531

TOTAL JAPAN			24,373,188

JERSEY	0.5%
MATERIALS—METALS & MINING
Glencore PLC (GBP)(a)		251,306	1,248,798

LIBERIA	0.7%
CONSUMER DISCRETIONARY
Royal Caribbean Cruises Ltd. (USD)		13,481	1,587,253

MEXICO	0.2%
ELECTRIC—REGULATED ELECTRIC	0.1%
CFE Capital S de RL de CV		184,131	192,943

TOLL ROADS	0.1%
OHL Mexico SAB de CV		166,414	313,422

TOTAL MEXICO			506,365

NETHERLANDS	1.4%
FINANCIAL—BANKS	0.8%
ABN AMRO Group NV, 144A(a),(e)		59,877	1,805,491

HEALTH CARE—PHARMACEUTICALS	0.6%
Mylan NV (USD)(c),(d)		34,128	1,405,050

TOTAL NETHERLANDS			3,210,541

NEW ZEALAND	0.2%
AIRPORTS
Auckland International Airport Ltd.(a)		93,745	415,984

		Number of Shares	Value
NORWAY	0.1%
REAL ESTATE—OFFICE
Entra ASA, 144A(a),(e)		13,727	$187,390

SPAIN	1.1%
AIRPORTS	0.4%
Aena SME SA, 144A(a),(e)		4,146	836,013

REAL ESTATE	0.5%
DIVERSIFIED	0.3%
Merlin Properties Socimi SA(a)		41,328	633,083

OFFICE	0.1%
Inmobiliaria Colonial Socimi SA(a)		28,687	331,839

RESIDENTIAL	0.1%
Aedas Homes SAU, 144A(a),(d),(e)		4,000	146,453

TOTAL REAL ESTATE			1,111,375

TOLL ROADS	0.2%
Ferrovial SA(a)		28,794	602,017

TOTAL SPAIN			2,549,405

SWEDEN	1.6%
COMMUNICATIONS—TELECOMMUNICATIONS	0.4%
TeliaSonera AB(a)		179,800	847,169

INDUSTRIALS—AEROSPACE & DEFENSE	1.2%
Saab AB, Class B(a),(b)		60,443	2,741,626

TOTAL SWEDEN			3,588,795

SWITZERLAND	4.8%
CONSUMER—NON-CYCLICAL—FOOD	1.6%
Nestle SA(a),(b)		47,654	3,766,643

FINANCIAL—INSURANCE	1.4%
Chubb Ltd. (USD)(b)		23,940	3,274,274

HEALTH CARE—PHARMACEUTICALS	1.3%
Novartis AG(a)		23,363	1,889,620
Roche Holding AG(a)		4,500	1,032,286

			2,921,906

INDUSTRIALS—ELECTRICAL COMPONENT & EQUIPMENT	0.5%
TE Connectivity Ltd. (USD)(c)		11,545	1,153,346

TOTAL SWITZERLAND			11,116,169

		Number of Shares	Value
UNITED KINGDOM	7.0%
CONSUMER STAPLES—BEVERAGE	0.6%
Diageo PLC(a)		44,707	$1,511,977

CONSUMER—CYCLICAL—SPECIALTY RETAIL	0.4%
Kingfisher PLC(a)		212,592	872,116

CONSUMER—NON-CYCLICAL—AGRICULTURE	0.6%
British American Tobacco PLC(a)		23,304	1,347,131

ELECTRIC—REGULATED ELECTRIC	0.3%
National Grid PLC(a)		56,294	633,672

FINANCIAL	2.7%
BANKS	2.0%
Barclays PLC(a),(b)		797,124	2,329,280
Lloyds Banking Group PLC(a)		2,558,417	2,327,202

			4,656,482

INSURANCE	0.7%
Beazley PLC(a)		208,471	1,673,876

TOTAL FINANCIAL			6,330,358

MATERIALS—CONTAINERS & PACKAGING	1.0%
DS Smith PLC(a),(b)		365,000	2,411,957

REAL ESTATE	1.2%
DIVERSIFIED	0.3%
British Land Co., PLC(a)		14,539	131,060
Land Securities Group PLC(a)		22,551	296,702
LondonMetric Property PLC(a)		128,525	321,568

			749,330

HEALTH CARE	0.1%
Assura PLC		380,314	316,413

INDUSTRIALS	0.3%
Segro PLC(a)		67,978	573,696

OFFICE	0.2%
Derwent London PLC(a)		5,768	251,081
Workspace Group PLC(a)		8,658	120,534

			371,615

RESIDENTIAL	0.1%
UNITE Group PLC(a)		24,671	273,775

SELF STORAGE	0.2%
Big Yellow Group PLC(a)		18,611	222,958
Safestore Holdings PLC(a)		26,418	182,173

			405,131

TOTAL REAL ESTATE			2,689,960

		Number of Shares	Value
WATER	0.2%
United Utilities Group PLC(a)		42,890	$430,732

TOTAL UNITED KINGDOM			16,227,903

UNITED STATES	64.1%
COMMUNICATIONS—TOWERS	1.9%
American Tower Corp.(c)		15,873	2,306,982
Crown Castle International Corp.(c)		18,335	2,009,699

			4,316,681

CONSUMER—CYCLICAL	4.6%
MEDIA	2.3%
The Walt Disney Co.(b)		21,573	2,166,792
Time Warner(b)		32,594	3,082,740

			5,249,532

RESTAURANT	0.9%
Starbucks Corp.(b),(c)		37,600	2,176,664

SPECIALTY RETAIL	1.4%
Lowe’s Cos.(b)		24,711	2,168,390
TJX Cos./The		13,040	1,063,543

			3,231,933

TOTAL CONSUMER—CYCLICAL			10,658,129

CONSUMER—NON-CYCLICAL	2.3%
COSMETICS/PERSONAL CARE	1.8%
Colgate-Palmolive Co.(b)		59,292	4,250,050

RETAIL	0.5%
Wal-Mart Stores		12,541	1,115,773

TOTAL CONSUMER—NON-CYCLICAL			5,365,823

ELECTRIC	1.3%
INTEGRATED ELECTRIC	0.3%
NextEra Energy(c)		3,695	603,504

REGULATED ELECTRIC	1.0%
Edison International(c)		13,782	877,362
Great Plains Energy(c)		10,122	321,779

		Number of Shares	Value
PG&E Corp.		16,009	$703,275
WEC Energy Group(c)		3,292	206,409
Xcel Energy(c)		6,763	307,581

			2,416,406

TOTAL ELECTRIC			3,019,910

ENERGY	6.8%
OIL & GAS	3.8%
Anadarko Petroleum Corp.(c)		23,584	1,424,710
EOG Resources(c)		17,746	1,868,121
Exxon Mobil Corp.(b)		50,589	3,774,445
Pioneer Natural Resources Co.(c)		10,818	1,858,316

			8,925,592

OIL & GAS SERVICES	3.0%
Halliburton Co.(b),(c)		78,773	3,697,605
Schlumberger Ltd.(b)		49,668	3,217,493

			6,915,098

TOTAL ENERGY			15,840,690

FINANCIAL	6.0%
BANKS	2.1%
Bank of America Corp.(b)		120,994	3,628,610
PNC Financial Services Group(c)		8,201	1,240,319

			4,868,929

DIVERSIFIED FINANCIAL SERVICES	3.4%
Ameriprise Financial(c)		10,381	1,535,765
JPMorgan Chase & Co.(b)		36,815	4,048,546
Morgan Stanley(b)		44,319	2,391,453

			7,975,764

INSURANCE	0.5%
Assurant		12,286	1,123,063

TOTAL FINANCIAL			13,967,756

GAS DISTRIBUTION	0.5%
Atmos Energy Corp.		6,131	516,476
Southwest Gas Holdings(c)		9,213	623,075

			1,139,551

		Number of Shares	Value
HEALTH CARE	7.3%
BIOTECHNOLOGY	1.6%
Biogen(b),(d)		13,780	$3,773,240

HEALTH CARE EQUIPMENT & SUPPLIES	1.4%
Abbott Laboratories(c)		34,302	2,055,376
Teleflex(c)		4,434	1,130,581

			3,185,957

HEALTH CARE PROVIDERS & SERVICES	3.1%
Aetna(b)		17,338	2,930,122
AmerisourceBergen Corp.(c)		15,460	1,332,807
Cigna Corp.		5,573	934,815
Universal Health Services, Class B(c)		18,217	2,157,075

			7,354,819

PHARMACEUTICALS	1.2%
Bristol-Myers Squibb Co.(b)		43,581	2,756,498

TOTAL HEALTH CARE			17,070,514

INDUSTRIALS	3.9%
AEROSPACE & DEFENSE	0.5%
General Dynamics Corp.(c)		5,455	1,205,009

AIR FREIGHT & COURIERS	1.5%
FedEx Corp.(b)		14,400	3,457,584

COMMERCIAL SERVICES & SUPPLIES	0.5%
Republic Services(c)		16,577	1,097,895

DIVERSIFIED MANUFACTURING	0.8%
Caterpillar(c)		12,529	1,846,524

MACHINERY	0.6%
Snap-on(c)		10,328	1,523,793

TOTAL INDUSTRIALS			9,130,805

INFORMATION TECHNOLOGY	6.3%
INTERNET SOFTWARE & SERVICES	4.0%
Facebook, Class A(b),(c),(d)		58,419	9,334,772

IT CONSULTING & SERVICES	0.9%
DXC Technology Co.(b)		21,939	2,205,527

		Number of Shares	Value
SOFTWARE	1.4%
Activision Blizzard(b)		47,217	$3,185,259

TOTAL INFORMATION TECHNOLOGY			14,725,558

MATERIALS—CHEMICALS	1.6%
Air Products & Chemicals(c)		9,494	1,509,831
DowDuPont(c)		33,295	2,121,224

			3,631,055

PIPELINES	2.1%
PIPELINES—C-CORP	1.8%
Antero Midstream GP LP		29,087	465,101
Cheniere Energy(c),(d)		20,563	1,099,092
Kinder Morgan(c)		86,429	1,301,621
ONEOK(c)		16,179	920,909
SemGroup Corp., Class A(c)		4,047	86,606
Targa Resources Corp.(c)		4,934	217,096

			4,090,425

PIPELINES—MLP	0.3%
Hess Midstream Partners LP(c)		13,665	260,182
MPLX LP(c)		14,083	465,302

			725,484

TOTAL PIPELINES			4,815,909

RAILWAYS	0.3%
CSX Corp.(c)		3,911	217,882
Union Pacific Corp.(c)		3,002	403,559

			621,441

REAL ESTATE	5.7%
DATA CENTERS	0.5%
CyrusOne(c)		3,209	164,333
Digital Realty Trust(c)		6,904	727,543
Equinix(c)		533	222,869

			1,114,745

DIVERSIFIED	0.1%
VEREIT(c)		43,795	304,813

HOTEL	0.6%
Hilton Worldwide Holdings(c)		3,342	263,216
Host Hotels & Resorts(c)		42,658	795,145
Sunstone Hotel Investors(c)		18,298	278,496

			1,336,857

		Number of Shares	Value
INDUSTRIALS	0.4%
Prologis(c)		13,552	$853,641

NET LEASE	0.1%
Agree Realty Corp.		2,950	141,718
VICI Properties(c)		10,070	184,482

			326,200

OFFICE	0.8%
Corporate Office Properties Trust(c)		7,175	185,330
Cousins Properties		40,803	354,170
Douglas Emmett		8,381	308,086
Empire State Realty Trust, Class A(c)		14,094	236,638
Kilroy Realty Corp.(c)		11,057	784,605

			1,868,829

RESIDENTIAL	1.5%
APARTMENT	0.7%
Apartment Investment & Management Co., Class A		10,407	424,085
Essex Property Trust(c)		2,606	627,212
UDR(c)		18,506	659,184

			1,710,481

MANUFACTURED HOME	0.5%
Equity Lifestyle Properties(c)		5,038	442,185
Sun Communities(c)		7,974	728,585

			1,170,770

SINGLE FAMILY	0.3%
Invitation Homes(c)		31,944	729,281

TOTAL RESIDENTIAL			3,610,532

SELF STORAGE	0.5%
Extra Space Storage		10,420	910,291
Life Storage(c)		2,272	189,758

			1,100,049

SHOPPING CENTERS	1.2%
COMMUNITY CENTER	0.4%
Regency Centers Corp.(c)		4,721	278,445
Weingarten Realty Investors(c)		19,453	546,240

			824,685

		Number of Shares	Value
FREE STANDING	0.3%
Realty Income Corp.(c)		14,990	$775,433

REGIONAL MALL	0.5%
GGP(c)		26,383	539,796
Simon Property Group(c)		3,561	549,640

			1,089,436

TOTAL SHOPPING CENTERS			2,689,554

SPECIALTY	0.0%
GEO Group/The		2,437	49,885

TOTAL REAL ESTATE			13,255,105

TECHNOLOGY	13.1%
COMPUTERS	2.4%
Apple(b)		14,570	2,444,555
International Business Machines Corp.(b),(c)		20,740	3,182,138

			5,626,693

INTERNET SERVICE PROVIDER	3.3%
Alphabet, Class A(b),(d)		7,242	7,510,968

SEMICONDUCTORS	1.3%
Lam Research Corp.(b),(c)		15,037	3,054,917

SOFTWARE	4.5%
Microsoft Corp.(b)		80,891	7,382,922
Oracle Corp.(b)		65,803	3,010,487

			10,393,409

TELECOMMUNICATION EQUIPMENT	1.6%
Cisco Systems(b)		50,934	2,184,559
QUALCOMM(b),(c)		29,062	1,610,325

			3,794,884

TOTAL TECHNOLOGY			30,380,871

WATER	0.4%
American Water Works Co.(c)		10,453	858,505

TOTAL UNITED STATES			148,798,303

TOTAL COMMON STOCK (Identified cost—$248,216,642)			276,755,616

		Number of Shares	Value
CLOSED-END FUNDS	1.1%
CANADA	0.1%
COMMODITIES
Sprott Physical Gold and Silver Trust (USD)(d)		14,700	$194,334

UNITED KINGDOM	0.0%
EMERGING MARKETS EQUITY
Templeton Emerging Markets Investment Trust PLC(a)		5,400	56,372

UNITED STATES	1.0%
COVERED CALL	0.2%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(c)		6,249	93,048
Eaton Vance Tax-Managed Diversified Equity Income Fund		5,213	60,314
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund(c)		6,583	76,034
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(c)		15,755	143,685

			373,081

EMERGING MARKETS EQUITY	0.0%
Templeton Emerging Markets Fund(c)		5,801	94,440

EQUITY TAX—ADVANTAGED	0.2%
Eaton Vance Tax-Advantaged Dividend Income Fund(c)		5,584	122,290
Eaton Vance Tax-Advantaged Global Dividend Income Fund(c)		3,643	60,874
Gabelli Dividend & Income Trust(c)		5,118	113,108
John Hancock Tax-Advantaged Dividend Income Fund(c)		3,579	77,593

			373,865

MASTER LIMITED PARTNERSHIPS	0.2%
First Trust Energy Income and Growth Fund(c)		8,044	174,957
Kayne Anderson MLP Investment Company		6,716	110,613
Neuberger Berman MLP Income Fund		8,300	67,728
Tortoise Energy Infrastructure Corp.		2,500	62,575

			415,873

MULTI-SECTOR	0.3%
PIMCO Dynamic Credit Income Fund(c)		7,135	163,249
PIMCO Dynamic Income Fund(c)		4,750	146,490
PIMCO High Income Fund		11,400	86,412
PIMCO Income Opportunity Fund(c)		4,924	128,861
PIMCO Income Strategy Fund II		12,625	131,679

			656,691

		Number of Shares	Value
MUNICIPAL	0.0%
Nuveen Municipal Credit Income Fund(c)		7,600	$107,464

REAL ESTATE	0.0%
Neuberger Berman Real Estate Securities Income Fund		12,900	61,533

U.S. GENERAL EQUITY	0.0%
Gabelli Equity Trust(c)		18,337	112,222

U.S. HYBRID (GROWTH & INCOME)	0.0%
Guggenheim Strategic Opportunities Fund		3,400	69,020

UTILITY	0.1%
Reaves Utility Income Fund(c)		4,500	127,035

TOTAL UNITED STATES			2,391,224

TOTAL CLOSED-END FUNDS (Identified cost—$2,659,829)			2,641,930

EXCHANGE-TRADED FUNDS—UNITED STATES	0.3%
CONSUMER DISCRETIONARY	0.0%
Consumer Discretionary Select Sector SPDR ETF		900	91,161

EMERGING MARKETS EQUITY	0.1%
iShares MSCI Emerging Markets ETF		2,300	111,044

FINANCIAL	0.1%
Financial Select Sector SPDR Fund ETF		6,162	169,886

U.S. EQUITY	0.1%
SPDR S&P 500 ETF Trust		600	157,890
Vanguard S&P 500 ETF Trust		300	72,624

			230,514

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$596,589)			602,605

PREFERRED SECURITIES—$25 PAR VALUE—UNITED STATES	1.5%
BANKS	0.7%
Bank of America Corp., 6.50%, Series Y(f)		25,000	660,000
Citigroup, 6.875% to 11/15/23, Series K(f),(g)		20,039	561,693
Wells Fargo & Co., 6.00% to 9/15/19, Series T(f)		15,000	382,650

			1,604,343

		Number of Shares	Value
ELECTRIC—INTEGRATED ELECTRIC	0.3%
Integrys Holdings, 6.00% to 8/1/23, due 8/1/73(g)		25,750	$679,156

INSURANCE—MULTI-LINE	0.0%
Allstate Corp., 5.625% to 4/15/23, Series G(f)		1,500	37,717

REAL ESTATE—DIVERSIFIED	0.4%
VEREIT, 6.70%, Series F(f)		28,479	723,367
Wells Fargo Real Estate Investment Corp., 6.375% to 12/11/19, Series A(f)		5,000	129,800

			853,167

UTILITIES	0.1%
SCE Trust II, 5.10% to 6/12/18(f)		15,000	346,500

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$3,412,027)			3,520,883

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	6.5%
AUSTRALIA	0.8%
INSURANCE
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (USD)(g)		$1,755,000	1,906,369

FRANCE	0.9%
BANKS
BNP Paribas SA, 7.625% to 3/30/21, 144A (USD)(e),(f),(g)		800,000	861,000
Credit Agricole SA, 8.125% to 12/23/25, 144A (USD)(e),(f),(g)		600,000	685,130
Societe Generale SA, 7.875% to 12/18/23, 144A (USD)(e),(f),(g)		600,000	651,750

TOTAL FRANCE			2,197,880

SWEDEN	0.3%
BANKS
Skandinaviska Enskilda Banken AB, 5.75% to 5/13/20, Series EMTN (USD)(f),(g)		600,000	607,408

SWITZERLAND	0.7%
BANKS	0.3%
UBS Group AG, 7.125% to 8/10/21 (USD)(f),(g)		600,000	633,415

INSURANCE—REINSURANCE	0.4%
Aquarius + Investments PLC, 8.25% to 9/1/18, Series EMTN (USD)(f),(g)		910,000	925,538

TOTAL SWITZERLAND			1,558,953

		Principal Amount	Value
UNITED KINGDOM	0.5%
BANKS
Barclays PLC, 7.875% to 3/15/22 (USD)(f),(g)		$400,000	$425,752
HSBC Holdings PLC, 6.25% to 3/23/23 (USD)(f),(g)		200,000	204,750
HSBC Holdings PLC, 6.875% to 6/1/21 (USD)(f),(g)		600,000	635,250

			1,265,752

UNITED STATES	3.3%
BANKS	2.2%
Bank of America Corp., 6.50% to 10/23/24, Series Z(f),(g)		2,037,000	2,192,525
Citigroup, 6.125% to 11/15/20, Series R(f),(g)		500,000	526,675
Citigroup, 6.25% to 8/15/26, Series T(f),(g)		1,070,000	1,131,525
Wells Fargo & Co., 5.875% to 6/15/25, Series U(f),(g)		1,100,000	1,158,575

			5,009,300

ELECTRIC—REGULATED ELECTRIC	0.2%
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(g)		400,000	415,747

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.2%
General Electric Co., 5.00% to 1/21/21, Series D(f),(g)		500,000	495,625

INSURANCE	0.7%
LIFE/HEALTH INSURANCE	0.7%
Prudential Financial, 5.625% to 6/15/23, due 6/15/43(g)		1,000,000	1,050,000
Voya Financial, 5.65% to 5/15/23, due 5/15/53(g)		500,000	511,250

			1,561,250

PROPERTY CASUALTY	0.0%
Assurant, 7.00% to 3/27/28, due 3/27/48)(g)		100,000	102,550

TOTAL INSURANCE			1,663,800

TOTAL UNITED STATES			7,584,472

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$14,658,447)			15,120,834

		Number of Shares	Value
SHORT-TERM INVESTMENTS	0.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51%(h)		24,397	$24,397

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$24,397)			24,397

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$269,567,931)	128.7%		298,666,265
WRITTEN OPTION CONTRACTS	(0.1)		(327,150)
LIABILITIES IN EXCESS OF OTHER ASSETS	(28.6)		(66,299,640)

NET ASSETS (Equivalent to $10.03 per share based on 23,142,068 shares of common stock outstanding)	100.0%		$232,039,475

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount[i]	Premiums Received	Value
Call — S&P 500 Index	$ 2,760.00	4/20/18	(100)	$(26,408,700)	$(394,896)	$(74,800)
Call — S&P 500 Index	2,765.00	4/20/18	(515)	(136,004,805)	(1,787,216)	(252,350)
			(615)	$(162,413,505)	$(2,182,112)	$(327,150)

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
GBP	Great British Pound
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	March 29, 2018 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Schedule of Investments.
(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 42.7% of the net assets of the Fund, of which 42.7% have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(b)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $138,841,550 in aggregate has been pledged as collateral.
(c)	All or a portion of the security is pledged in connection with written option contracts. $22,447,001 in aggregate has been pledged as collateral.
(d)	Non-income producing security.
(e)	Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $7,971,486 or 3.4% of the net assets of the Fund, of which 0.0% are illiquid.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
(g)	Security converts to floating rate after the indicated fixed-rate coupon period.
(h)	Rate quoted represents the annualized seven-day yield of the fund.
(i)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

Sector Breakdown

(Based on Managed Assets)

Sector Summary	% of Managed Assets
Financial (Common)	15.4
Technology (Common)	12.1
Real Estate (Common)	10.3
Health Care (Common)	9.0
Information Technology (Common)	7.4
Energy (Common)	6.7
Industrials (Common)	6.6
Consumer—Cyclical (Common)	3.8
Banks (Preferred)	3.8
Consumer—Non-Cyclical (Common)	3.5
Materials (Common)	3.3
Pipelines (Common)	2.8
Other	2.5
Communications (Common)	2.0
Electric (Common)	1.5
Insurance (Preferred)	1.5
Toll Roads (Common)	1.4
Consumer Staples (Common)	1.2
Consumer Discretionary (Common)	1.1
Closed-End Funds	0.9
Telecommunication Services (Common)	0.7
Airports (Common)	0.7
Railways (Common)	0.6
Automotive (Common)	0.6
Water (Common)	0.6

100.0

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 29, 2018 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s Schedule of Investments have been presented through that date.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 29, 2018, there were $91,940,654 of securities transferred from Level 1 to Level 2 which resulted from the Fund utilizing foreign equity fair value pricing procedures as of March 29, 2018.

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Belgium	$107,408	$107,408	$—	$—

Bermuda	4,787,125	4,787,125	—	—

Brazil	866,970	866,970	—	—

Canada	9,942,254	9,942,254	—	—

Germany	15,962,952	1,643,881	14,319,071	—

Ireland	3,300,250	3,300,250	—	—

Liberia	1,587,253	1,587,253	—	—

Mexico	506,365	506,365	—	—

Netherlands	3,210,541	1,405,050	1,805,491	—

Switzerland	11,116,169	4,427,620	6,688,549	—

United Kingdom	16,227,903	316,413	15,911,490	—

United States	148,798,303	148,798,303	—	—

Other Countries	60,342,123	—	60,342,123	—

Closed-End Funds:
United Kingdom	56,372	—	56,372	—

Other Countries	2,585,558	2,585,558	—	—

Exchange Traded Funds	602,605	602,605	—	—

Preferred Securities—$25 Par Value:	3,520,883	2,841,727	679,156	—

Preferred Securities— Capital Securities	15,120,834	—	15,120,834	—

Short-Term Investments	24,397	—	24,397	—

Total Investments in Securities(a)	$298,666,265	$183,718,782	$114,947,483	$—

Written Option Contracts	$(327,150)	$(327,150)	$—	$—

Total Written Option Contracts(a)	$(327,150)	$(327,150)	$—	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note	3. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s written option contracts activity for the period ended March 29, 2018:

Written Option Contracts
Average Notional Amount	$177,433,901
Ending Notional Amount	162,413,505

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principle Executive Officer

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: May 25, 2018